WARRANTY LIABILITY - Changes in the Company's liabilities for standard limited warranties (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty liability at beginning of period	$ 604	$ 574
Warranty liability assumed through EMC merger transaction	0	125
Costs accrued for new warranty contracts and changes in estimates for pre-existing warranties	905	852
Service obligations honored	(970)	(947)
Warranty liability at end of period	539	604
Current portion	367	405
Non-current portion	$ 172	$ 199